ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Payroll and welfare payable	$ 3,677	$ 3,333
Grants related to land use right	2,582	2,474
Payable to clinical study service	1,413	2,351
Payable to professional service	7,584	1,365
Payable to sales and marketing services	1,228	1,417
Dividends and interest payable to Wuxi LP, current (Note 11)	3,842	1,849
Lease liabilities-current (Note 5)	$ 1,611	$ 1,221
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other current liabilities	Accrued and other current liabilities
Others	$ 2,234	$ 1,334
Accrued and other current liabilities	24,171	15,344
Profit-sharing liability to Juventas	11,821	11,821
Dividends and interest payable to Wuxi LP, non current (Note 11)		1,015
Lease liabilities-noncurrent (Note 5)	$ 1,441	$ 2,535
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Other Liabilities	$ 13,262	$ 15,371